Net borrowings (Tables)	6 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of net borrowings

	31 December 2021	30 June 2021	31 December 2020
	£ million	£ million	£ million
Borrowings due within one year and bank overdrafts	(1,184)	(1,862)	(1,214)
Borrowings due after one year	(12,693)	(12,865)	(14,063)
Fair value of foreign currency forwards and swaps	122	169	117
Fair value of interest rate hedging instruments	4	63	146
Lease liabilities	(360)	(363)	(410)
	(14,111)	(14,858)	(15,424)
Cash and cash equivalents	1,780	2,749	2,763
	(12,331)	(12,109)	(12,661)